Quarterly Report
January 31, 2023
MFS®  Limited Maturity Fund
MQL-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 1.2%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$6,457,910
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,365,701
Boeing Co., 2.196%, 2/04/2026	11,032,000	10,199,393
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,269,622
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	359,359
		$36,651,985
Asset-Backed & Securitized – 20.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$90,990,081	$5,159,320
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,696,345
ACREC 2021-FL1 Ltd., “B”, FLR, 6.27% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	11,776,000	11,284,135
ACREC 2021-FL1 Ltd., “C”, FLR, 6.62% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,700,293
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.714% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	6,994,000	6,758,793
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.415% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	767,590
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,583,665
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	7,538,590	7,486,713
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.923% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,702,533
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.423% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	712,151
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,755,371
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.304% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,580,055
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.154% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	11,713,500	11,502,015
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,484,902
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,438,661
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.578% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	11,741,208
AREIT 2019-CRE3 Trust, “A”, FLR, 5.867% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	442,959	438,087
AREIT 2019-CRE3 Trust, “AS”, FLR, 5.897% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,242,219
AREIT 2019-CRE3 Trust, “B”, FLR, 6.147% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,093,707
AREIT 2019-CRE3 Trust, “C”, FLR, 6.497% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	891,998
AREIT 2022-CRE6 Trust, “C”, FLR, 6.46% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	4,174,000	3,884,558
AREIT 2022-CRE6 Trust, “D”, FLR, 7.16% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	2,549,000	2,359,268
AREIT 2022-CRE7 LLC, “B”, FLR, 7.726% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,159,713
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,112,617	1,109,939
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.457% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	7,110,914
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.908% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,767,305
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.407% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,188,955
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.707% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,741,540
Bayview Commercial Asset Trust, FLR, 4.971% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	199,075	184,280
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.147% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	151,902	189,096
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.757%, 12/15/2051 (i)(n)	63,104,447	2,157,472
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.296%, 7/15/2054 (i)	36,314,859	2,639,324
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.382%, 9/15/2054 (i)	39,295,698	3,017,595
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.624%, 2/15/2054 (i)	55,059,998	5,002,096
BDS 2021-FL10 Ltd., “B”, FLR, 6.42% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	3,637,500	3,510,477
BDS 2021-FL10 Ltd., “C”, FLR, 6.639% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,539,906
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)	60,359,577	4,080,664
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)	38,472,944	2,349,031
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	71,405,468	5,154,996
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.283%, 8/15/2054 (i)	53,489,753	3,879,467
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.042%, 9/15/2054 (i)	78,355,309	4,371,787
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.934% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	4,022,080
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.254% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	2,960,307
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	7,581,688
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.454% (LIBOR - 1mo. + 2%), 5/09/2029 (n)	3,000,000	2,926,587
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,243,109
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,449,452
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	1,869,500	1,733,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.778% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	$14,846,500	$14,510,697
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.329% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,984,935
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.578% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,157,036
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	823,598	755,676
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,582,045	1,421,784
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	300,623	261,907
BXMT 2020-FL2 Ltd., “B”, FLR, 5.997% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,480,318
BXMT 2020-FL2 Ltd., “A”, FLR, 5.497% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	6,977,086	6,872,974
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.759% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,564,710
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,192,523	2,071,210
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.11%, 1/25/2037 (d)(q)	1,667,776	531,090
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.27%, 3/25/2037 (d)(q)	2,239,558	855,952
CD 2017-CD4 Mortgage Trust, “XA”, 1.226%, 5/10/2050 (i)	35,341,196	1,381,848
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,573,950	1,422,339
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	501,588	446,261
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	2,961,230	2,855,832
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.64%, 11/15/2062 (i)	34,656,308	1,216,630
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.324%, 2/15/2054 (i)	52,869,292	3,986,815
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.779%, 4/15/2054 (i)	48,864,772	2,126,399
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.976%, 6/15/2063 (i)	55,870,038	3,111,749
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)	31,932,941	1,909,271
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,028,051
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,116,726
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	957,752
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,390,160
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	833,242
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,679,409
Cutwater 2015-1A Ltd., “AR”, FLR, 6.012% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,966,959	1,958,141
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.394% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	8,844,772
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	7,925,512	7,955,919
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,371,682
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,073,464
Enterprise Fleet Financing LLC, 2022-4, “A2”, 5.76%, 10/22/2029 (n)	6,250,000	6,315,594
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.16% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,662,340
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.56% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	7,971,181
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,548,689
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.012%, 5/10/2050 (i)	38,643,696	1,357,240
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.082%, 8/10/2050 (i)	36,818,443	1,300,258
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.129%, 5/12/2053 (i)	39,159,911	2,448,560
IMPAC CMB Trust, FLR, 5.246% (LIBOR - 1mo. + 0.74%), 11/25/2034	34,521	33,655
IMPAC CMB Trust, FLR, 5.426% (LIBOR - 1mo. + 0.92%), 11/25/2034	36,338	35,663
IMPAC Secured Assets Corp., FLR, 5.205% (LIBOR - 1mo. + 0.35%), 5/25/2036	54,727	46,488
Interstar Millennium Trust, FLR, 5.152% (LIBOR - 3mo. + 0.4%), 3/14/2036	23,129	22,150
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.242% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	14,432,415	13,708,081
JPMorgan Chase Commercial Mortgage Securities Corp., 0.987%, 9/15/2050 (i)	40,045,060	1,266,926
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	4,836,611	4,773,322
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 5.959% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	3,303,917	3,291,306
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.009% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,807,514
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 5.829% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,052,584	6,079,790
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,041,897
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,389,339
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.297% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,697,025
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 5.995% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,593,785
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,660,442	228,363
MF1 2020-FL4 Ltd., “B”, FLR, 7.347% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,459,587
MF1 2021-FL5 Ltd., “B”, FLR, 6.047% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	12,618,654
MF1 2021-FL5 Ltd., “C”, FLR, 6.297% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,468,669
MF1 2021-FL6 Ltd., “B”, FLR, 6.12% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,175,200
MF1 2022-FL8 Ltd., “C”, FLR, 6.509% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,060,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL9 Ltd., “B”, FLR, 7.638% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	$15,126,500	$14,804,260
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.251%, 5/15/2050 (i)	33,733,869	1,302,863
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.324%, 6/15/2050 (i)	16,463,365	604,538
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	52,369,200	1,903,238
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)	45,319,379	3,135,852
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.227%, 6/15/2054 (i)	43,371,787	2,752,690
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.56% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,848,108
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.328% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,114,400
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,433,329
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	7,102,112
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	3,133,500	3,113,642
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,636,607
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,357,015
Ownit Mortgage Loan Asset-Backed Certificates, 3.116%, 10/25/2035	1,043,205	607,044
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.025% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,844,936
PFP III 2021-7 Ltd., “B”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,812,069
PFP III 2021-7 Ltd., “C”, FLR, 6.104% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	889,594
PFP III 2021-8 Ltd., “B”, FLR, 5.954% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,049,979
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,062,067
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	793,962
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	210,085	209,122
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	269,148	268,034
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.715% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,112,591
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.458% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,359,847
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.604% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,043,673
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.307% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,877,735
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,388,815
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.757% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	6,695,677
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.27% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,186,559
Stratus CLO 2022-3A, Ltd., “C”, FLR, 8.198% (SOFR - 3mo. + 4%), 10/20/2031 (n)	8,000,000	7,972,608
Thornburg Mortgage Securities Trust, FLR, 5.185% (LIBOR - 1mo. + 0.68%), 4/25/2043	24,879	24,735
TICP CLO 2018-3R Ltd., “B”, FLR, 6.157% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,117,619
TICP CLO 2018-3R Ltd., “C”, FLR, 6.607% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,688,613
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.864% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	5,760,470
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.314% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	12,563,034
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.014%, 11/15/2050 (i)	23,696,419	838,263
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.91%, 12/15/2051 (i)	21,392,789	851,315
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.368%, 11/15/2054 (i)	47,206,491	3,551,760
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.25% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	3,076,000	3,075,986
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	2,997,823
		$596,623,333
Automotive – 2.4%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$10,519,000	$9,883,637
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	2,231,000	2,242,525
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,208,826
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,143,335
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	12,211,981
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	828,082
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,687,729
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	5,167,000	4,937,787
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,053,766
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,105,440
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	3,980,393
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,025,667
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,583,904
		$71,893,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.8%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025 (n)	$17,801,000	$17,196,669
Warnermedia Holdings, Inc., 3.755%, 3/15/2027 (n)	6,864,000	6,433,058
		$23,629,727
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,325,233
Charles Schwab Corp., 0.75%, 3/18/2024	6,272,000	5,995,454
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,426,288
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,901,979
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,040,110
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,170,385
		$45,859,449
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,613,875
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,728,550
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,468,259
Western Union Co., 1.35%, 3/15/2026	11,707,000	10,415,750
		$30,226,434
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,228,157
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$3,037,333
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,832,767
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,550,843
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,560,035
		$7,943,645
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,081,934
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,706,759
		$8,788,693
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$907,562
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	9,148,000	9,296,419
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,617,188
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,759,502
		$25,580,671
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$10,091,000	$9,706,283
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	4,466,000	4,227,410
		$13,933,693
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,756,297
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,563,516
		$15,319,813
Electronics – 1.4%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$5,300,111
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	17,041,484
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,418,975
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,331,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Skyworks Solutions, Inc., 0.9%, 6/01/2023	$3,692,000	$3,634,982
		$41,727,538
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,685,828
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,131,645
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	2,979,896
		$12,797,369
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,609,875
Energy - Independent – 0.4%
EQT Corp., 5.678%, 10/01/2025	$3,011,000	$3,014,929
EQT Corp., 5.7%, 4/01/2028	3,013,000	3,048,584
Pioneer Natural Resources Co., 0.55%, 5/15/2023	5,857,000	5,785,017
		$11,848,530
Energy - Integrated – 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)	$9,261,000	$9,195,251
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,139,711
		$18,334,962
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,218,505
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,220,740
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,103,133
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	5,767,653
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	7,013,332
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,526,284
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,080,637
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,857,780
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,656,140
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,310,918
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,056,966
		$63,812,088
Food & Beverages – 1.4%
General Mills, Inc., 5.241%, 11/18/2025	$7,214,000	$7,251,788
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	4,517,000	4,418,635
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	10,261,574
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,058,120
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,249,610
		$40,239,727
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,315,158
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,404,018
		$17,719,176
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$5,928,000	$5,957,096
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$4,938,468
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	8,847,000	8,781,355
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,549,418
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	7,921,696
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,151,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Las Vegas Sands Corp., 3.2%, 8/08/2024	$5,950,000	$5,726,170
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,644,467
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,607,344
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	6,468,148
		$45,788,265
Industrial – 0.1%
Howard University, Washington D.C., 2.801%, 10/01/2023	$424,000	$417,410
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	443,351
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	545,093
		$1,405,854
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,430,776
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	3,720,000	3,595,179
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	7,440,000	7,111,033
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,711,232
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,309,763
		$26,157,983
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$34,212
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,699,537
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,444,197
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,222,689
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,027,504
		$12,694,390
Major Banks – 17.9%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,071,920
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,935,787
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,954,196
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	20,385,186
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,599,698
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,729,835
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,425,247
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,256,343
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,390,618
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,799,372
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,242,588
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,920,857
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,516,796
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,260,712
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,863,580
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	715,519
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,824,864
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,144,834
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,144,995
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	14,955,407
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,565,637
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	3,988,089
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,595,647
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,054,838
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,771,073
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	5,554,000	5,468,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	$9,500,000	$9,607,748
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,439,607
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,204,548
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	8,064,547
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,794,807
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,538,767
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,734,569
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	8,859,005
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	6,655,802
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	14,831,731
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,186,676
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,680,786
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,515,636
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,575,940
Morgan Stanley, 5.04% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,997,589
Morgan Stanley, 5% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,209,011
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,017,337
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,279,699
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,904,903
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,115,995
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,813,058
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,422,025
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	7,976,030
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,621,818
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,581,234
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,092,540
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,608,338
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	9,943,610
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,023,136
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	5,088,000	4,867,984
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,484,070
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,373,593
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,599,432
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	4,409,000	4,516,999
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,433,811
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	6,957,793
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,583,611
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,768,064
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,391,294
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,179,403
UBS Group AG, 5.711%, 1/12/2027 (n)	10,083,000	10,212,557
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,475,870
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,891,803
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,613,010
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,159,543
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,579,867
		$533,967,444
Medical & Health Technology & Services – 1.6%
HCA, Inc., 5%, 3/15/2024	$7,222,000	$7,205,030
HCA, Inc., 3.125%, 3/15/2027 (n)	7,303,000	6,789,261
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,358,700
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	23,816,109
		$47,169,100
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$10,037,703
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,358,057
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,350,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	$7,900,000	$7,242,396
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,443,777
		$32,432,509
Midstream – 1.4%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$3,663,000	$3,717,639
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,208,672
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,506,992
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,984,638
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,168,623
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,712,344
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	10,370,390
Western Midstream Operating LP, 3.35%, 2/01/2025	3,357,000	3,205,935
		$41,875,233
Mortgage-Backed – 0.4%
Fannie Mae, 4.5%, 3/01/2023	$1,143	$1,143
Fannie Mae, 5%, 7/01/2023	6,039	6,138
Fannie Mae, 3%, 12/01/2031	1,041,614	1,014,369
Fannie Mae, 2.105%, 3/01/2033	32,348	31,765
Fannie Mae, 3.375%, 5/01/2033	71,606	70,528
Fannie Mae, 2%, 5/25/2044	536,727	517,212
Freddie Mac, 0.903%, 4/25/2024 (i)	214,670	1,861
Freddie Mac, 1.583%, 4/25/2030 (i)	29,012,112	2,535,891
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,257,713	7,805,547
Freddie Mac, 2%, 7/15/2042	1,218,882	1,127,818
Ginnie Mae, 2.625%, 7/20/2032	28,831	27,996
		$13,140,268
Municipals – 1.1%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$2,425,000	$2,388,784
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,258,882
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,822,477
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	3,570,000	3,557,514
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	360,000	355,501
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	961,184
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	742,925
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	937,293
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,073,278	1,984,791
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	10,353,000	10,334,696
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	1,835,000	1,817,401
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,661,632
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	4,925,000	4,850,330
		$33,673,410
Natural Gas - Distribution – 0.7%
Atmos Energy Corp., 0.625%, 3/09/2023	$14,123,000	$14,064,627
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	7,769,000	7,744,783
		$21,809,410
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,428,817
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$15,111,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,777,511
Other Banks & Diversified Financials – 1.5%
American Express Co., 2.25%, 3/04/2025	$6,463,000	$6,148,843
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,686,117
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,631,063
Groupe BPCE S.A., FLR, 5.975% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,672,486
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,455,380
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	5,960,980
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,530,190
		$44,085,059
Pharmaceuticals – 0.2%
Royalty Pharma PLC, 0.75%, 9/02/2023	$7,338,000	$7,152,571
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,452,650
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$11,931,604
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,708,372
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	10,221,680
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,754,719
		$19,684,771
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,305,212
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,771,701
		$12,076,913
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$5,334,000	$5,293,459
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	1,776,000	1,631,614
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,549,256
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	12,002,000	11,287,295
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,213,446
		$31,975,070
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$4,747,806
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,832,337
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,727,026
Philip Morris International, Inc., 5.125%, 11/15/2024	7,150,000	7,200,035
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,293,375
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,958,786
		$26,759,365
Transportation - Services – 1.2%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,347,709
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,804,895
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,493,230
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,468,656
		$34,114,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 20.0%
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	$91,929,700	$86,941,796
U.S. Treasury Notes, 3%, 7/31/2024	75,066,000	73,453,253
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	102,879,907
U.S. Treasury Notes, 0.75%, 11/15/2024	129,640,000	121,734,999
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	217,085,000	210,852,286
		$595,862,241
Utilities - Electric Power – 5.3%
Edison International, 4.7%, 8/15/2025	$10,842,000	$10,681,547
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,506,241
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,686,204
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,197,805
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	14,822,000	14,451,450
Entergy Louisiana LLC, 0.95%, 10/01/2024	27,870,000	26,197,754
Exelon Corp., 2.75%, 3/15/2027	7,104,000	6,632,061
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,370,679
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,207,221
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	6,270,000	6,250,905
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	3,007,790
Pacific Gas & Electric Co., 3.25%, 2/16/2024	10,584,000	10,388,652
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,374,958
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,565,859
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,170,963
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,564,801
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,490,429
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,586,803
		$157,332,122
Total Bonds		$2,911,354,278
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.29% (v)	56,983,665	$56,989,363

Other Assets, Less Liabilities – 0.4%		11,730,046
Net Assets – 100.0%		$2,980,073,687
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,989,363 and $2,911,354,278, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,087,655,094, representing 36.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,229	$34,212
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	175	$35,988,477	March – 2023	$125,713
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/17/25	USD	73,100,000	centrally cleared	4.20%/Annually	SOFR - 1 day/Annually	$640,713	$—	$640,713
Liability Derivatives
Interest Rate Swaps
12/06/25	USD	231,100,000	centrally cleared	3.82%/Annually	SOFR - 1 day/Annually	$(273,781)	$32,428	$(241,353)
At January 31, 2023, the fund had liquid securities with an aggregate value of $6,597,575 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$595,862,241	$—	$595,862,241
Non - U.S. Sovereign Debt	—	20,407,244	—	20,407,244
Municipal Bonds	—	33,673,410	—	33,673,410
U.S. Corporate Bonds	—	1,027,272,629	—	1,027,272,629
Residential Mortgage-Backed Securities	—	17,381,437	—	17,381,437
Commercial Mortgage-Backed Securities	—	173,016,913	—	173,016,913
Asset-Backed Securities (including CDOs)	—	419,365,251	—	419,365,251
Foreign Bonds	—	624,375,153	—	624,375,153
Mutual Funds	56,989,363	—	—	56,989,363
Total	$56,989,363	$2,911,354,278	$—	$2,968,343,641
Other Financial Instruments
Futures Contracts – Assets	$125,713	$—	$—	$125,713
Swap Agreements – Assets	—	640,713	—	640,713
Swap Agreements – Liabilities	—	(241,353)	—	(241,353)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,032,857	$526,287,914	$624,332,349	$(8,681)	$9,622	$56,989,363
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,731,911	$—